Lease obligation - Future payments (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Lease obligation
Minimum lease payments	$ 11,628	$ 81,397
Less: imputed interest	118	3,798
Total present value of minimum lease payments	11,510	77,599
Less: current portion	(11,510)	(66,090)
Non-current portion		11,509
2023
Lease obligation
Minimum lease payments		69,769
2024
Lease obligation
Minimum lease payments	$ 11,628	$ 11,628